Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 229,237	$ 502,342	$ 1,920	$ 733,499
Corporate and Other Segment [Member]
Total	229,237	502,342	1,920	733,499
Corporate and Other Segment [Member] | Office of Natural Resources [Member]
Total	0	502,342	1,920	504,262
Corporate and Other Segment [Member] | Office of Surface Mining [Member]
Total	$ 229,237	$ 0	$ 0	$ 229,237